Derivative Currency swap contract List (Details) - 12 months ended Dec. 31, 2017 € in Thousands, ¥ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	JPY (¥)	USD ($)	CHF (SFr)	AUD ($)	EUR (€)	SEK (kr)
Not Designated as Hedging Instrument [Member] | Currency swap contracts 1 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank
Contract Amount Pay	₩ 110,412
Contract Amount Receive | ¥		¥ 10,000
Contract exchange rate	11.04	11.04	11.04	11.04	11.04	11.04	11.04
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	6.21%	6.21%	6.21%	6.21%	6.21%	6.21%	6.21%
Contract Interest rate Receive	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 2 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	IBK	IBK	IBK	IBK	IBK	IBK	IBK
Contract Amount Pay	₩ 111,800
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,118.00	1,118.00	1,118.00	1,118.00	1,118.00	1,118.00	1,118.00
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%
Contract Interest rate Receive	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 3 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Contract Amount Pay	₩ 103,580
Contract Amount Receive | ¥		¥ 10,000,000
Contract exchange rate	10.36	10.36	10.36	10.36	10.36	10.36	10.36
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	7.05%	7.05%	7.05%	7.05%	7.05%	7.05%	7.05%
Contract Interest rate Receive	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%	4.19%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 4 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse
Contract Amount Pay	₩ 118,632
Contract Amount Receive | SFr				SFr 100,000
Contract exchange rate	1,186.32	1,186.32	1,186.32	1,186.32	1,186.32	1,186.32	1,186.32
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%	2.98%
Contract Interest rate Receive	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 5 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 114,903
Contract Amount Receive | SFr				SFr 100,000
Contract exchange rate	1,149.03	1,149.03	1,149.03	1,149.03	1,149.03	1,149.03	1,149.03
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Contract Interest rate Receive	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 6 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 102,470
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,024.70	1,024.70	1,024.70	1,024.70	1,024.70	1,024.70	1,024.70
Derivative, Term of Contract	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029
Contract Interest rate Pay	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%
Contract Interest rate Receive	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 7 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale
Contract Amount Pay	₩ 105,017
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17
Derivative, Term of Contract	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024
Contract Interest rate Pay	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 8 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 107,970
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,079.70	1,079.70	1,079.70	1,079.70	1,079.70	1,079.70	1,079.70
Derivative, Term of Contract	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024
Contract Interest rate Pay	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 9 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 94,219
Contract Amount Receive | $			$ 86,920
Contract exchange rate	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97
Derivative, Term of Contract	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024
Contract Interest rate Pay	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 10 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 11 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 12 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 13 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30	1,129.30
Derivative, Term of Contract	2016~2022	2016~2022	2016~2022	2016~2022	2016~2022	2016~2022	2016~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 14 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 111,770
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 15 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 111,770
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 16 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 111,770
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 17 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank
Contract Amount Pay	₩ 55,885
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70	1,117.70
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 18 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	DBS	DBS	DBS	DBS	DBS	DBS	DBS
Contract Amount Pay	₩ 108,140
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Contract Interest rate Receive	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 19 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	DBS	DBS	DBS	DBS	DBS	DBS	DBS
Contract Amount Pay	₩ 108,140
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%
Contract Interest rate Receive	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 20 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	DBS	DBS	DBS	DBS	DBS	DBS	DBS
Contract Amount Pay	₩ 108,140
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40	1,081.40
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%
Contract Interest rate Receive	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%	3M Libor+0.84%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 21 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 107,450
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 22 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 107,450
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.44%	3.44%	3.44%	3.44%	3.44%	3.44%	3.44%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 23 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Contract Amount Pay	₩ 107,450
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 24 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Contract Amount Pay	₩ 107,450
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50
Derivative, Term of Contract	2014~2018	2014~2018	2014~2018	2014~2018	2014~2018	2014~2018	2014~2018
Contract Interest rate Pay	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 25 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank
Contract Amount Pay	₩ 107,450
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50	1,074.50
Derivative, Term of Contract	2014~2018	2014~2018	2014~2018	2014~2018	2014~2018	2014~2018	2014~2018
Contract Interest rate Pay	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 26 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 105,260
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 27 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 105,260
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 28 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 105,260
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60	1,052.60
Derivative, Term of Contract	2016~2019	2016~2019	2016~2019	2016~2019	2016~2019	2016~2019	2016~2019
Contract Interest rate Pay	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 29 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 30 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 31 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 32 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90	1,111.90
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 33 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Interest rate Pay	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 34 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Interest rate Pay	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument [Member] | Currency swap contracts 35 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10	1,116.10
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Interest rate Pay	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Designated as Hedging Instrument [Member] | Currency swap contracts 1 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank
Contract Amount Pay	₩ 54,570
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,091.40	1,091.40	1,091.40	1,091.40	1,091.40	1,091.40	1,091.40
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Contract Interest rate Receive	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%
Designated as Hedging Instrument [Member] | Currency swap contracts 2 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 54,570
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,091.40	1,091.40	1,091.40	1,091.40	1,091.40	1,091.40	1,091.40
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Contract Interest rate Receive	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%	3M Libor+1.01%
Designated as Hedging Instrument [Member] | Currency swap contracts 3 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse	Credit Suisse
Contract Amount Pay	₩ 111,410
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,114.10	1,114.10	1,114.10	1,114.10	1,114.10	1,114.10	1,114.10
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%
Contract Interest rate Receive	3M Libor+1.50%	3M Libor+1.50%	3M Libor+1.50%	3M Libor+1.50%	3M Libor+1.50%	3M Libor+1.50%	3M Libor+1.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 4 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 99,901
Contract Amount Receive | $					$ 100,000
Contract exchange rate	999.01	999.01	999.01	999.01	999.01	999.01	999.01
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%
Contract Interest rate Receive	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Designated as Hedging Instrument [Member] | Currency swap contracts 5 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 100,482
Contract Amount Receive | $					$ 100,000
Contract exchange rate	1,004.82	1,004.82	1,004.82	1,004.82	1,004.82	1,004.82	1,004.82
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Designated as Hedging Instrument [Member] | Currency swap contracts 6 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay | $			$ 117,250
Contract Amount Receive | $					$ 125,000
Contract exchange rate	0.94	0.94	0.94	0.94	0.94	0.94	0.94
Derivative, Term of Contract	2013~2020	2013~2020	2013~2020	2013~2020	2013~2020	2013~2020	2013~2020
Contract Interest rate Pay	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%
Contract Interest rate Receive	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Designated as Hedging Instrument [Member] | Currency swap contracts 7 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 126,032
Contract Amount Receive | $			$ 117,250
Contract exchange rate	1,074.90	1,074.90	1,074.90	1,074.90	1,074.90	1,074.90	1,074.90
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%
Contract Interest rate Receive	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%	3M Libor+1.25%
Designated as Hedging Instrument [Member] | Currency swap contracts 8 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 114,580
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80
Derivative, Term of Contract	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020
Contract Interest rate Pay	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Designated as Hedging Instrument [Member] | Currency swap contracts 9 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 114,580
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80
Derivative, Term of Contract	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020
Contract Interest rate Pay	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Designated as Hedging Instrument [Member] | Currency swap contracts 10 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Export-import bank of Korea	Export-import bank of Korea	Export-import bank of Korea	Export-import bank of Korea	Export-import bank of Korea	Export-import bank of Korea	Export-import bank of Korea
Contract Amount Pay	₩ 114,580
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80	1,145.80
Derivative, Term of Contract	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020	2017~2020
Contract Interest rate Pay	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Designated as Hedging Instrument [Member] | Currency swap contracts 11 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Contract Amount Pay	₩ 107,190
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%
Contract Interest rate Receive	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Designated as Hedging Instrument [Member] | Currency swap contracts 12 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract Amount Pay	₩ 107,190
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%
Contract Interest rate Receive	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Designated as Hedging Instrument [Member] | Currency swap contracts 13 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank
Contract Amount Pay	₩ 107,190
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90	1,071.90
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%	3M Libor+3.25%
Contract Interest rate Receive	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Designated as Hedging Instrument [Member] | Currency swap contracts 14 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 121,000
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00
Derivative, Term of Contract	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021
Contract Interest rate Pay	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 15 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract Amount Pay	₩ 121,000
Contract Amount Receive | $			$ 100,000
Derivative, Term of Contract	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021
Contract Interest rate Pay	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 16 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas
Contract Amount Pay	₩ 121,000
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00
Derivative, Term of Contract	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021
Contract Interest rate Pay	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%	3M Libor+2.10%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 17 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 52,457
Contract Amount Receive | €						€ 40,000
Contract exchange rate	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Interest rate Pay	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Contract Interest rate Receive	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Designated as Hedging Instrument [Member] | Currency swap contracts 18 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 59,423
Contract Amount Receive | kr							kr 450,000
Contract exchange rate	132.05	132.05	132.05	132.05	132.05	132.05	132.05
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Designated as Hedging Instrument [Member] | Currency swap contracts 19 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 118,343
Contract Amount Receive | SFr				SFr 100,000
Contract exchange rate	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43
Derivative, Term of Contract	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019
Contract Interest rate Pay	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%
Contract Interest rate Receive	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 20 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract Amount Pay	₩ 59,172
Contract Amount Receive | SFr				SFr 50,000
Contract exchange rate	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43
Derivative, Term of Contract	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019
Contract Interest rate Pay	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Contract Interest rate Receive	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 21 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 59,172
Contract Amount Receive | SFr				SFr 50,000
Contract exchange rate	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43	1,183.43
Derivative, Term of Contract	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019	2013~2019
Contract Interest rate Pay	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%
Contract Interest rate Receive	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 22 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract Amount Pay	₩ 107,360
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 23 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 107,360
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 24 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Contract Amount Pay	₩ 161,040
Contract Amount Receive | $			$ 150,000
Contract exchange rate	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 25 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 161,040
Contract Amount Receive | $			$ 150,000
Contract exchange rate	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60	1,073.60
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%	3.34%
Contract Interest rate Receive	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%	2.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 26 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 104,490
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	2.77%	2.77%	2.77%	2.77%	2.77%	2.77%	2.77%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 27 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 104,490
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	2.77%	2.77%	2.77%	2.77%	2.77%	2.77%	2.77%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 28 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract Amount Pay	₩ 104,490
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90	1,044.90
Derivative, Term of Contract	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019	2014~2019
Contract Interest rate Pay	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%	2.70%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 29 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 81,188
Contract Amount Receive | $			$ 75,000
Contract exchange rate	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Contract Interest rate Receive	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 30 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 81,188
Contract Amount Receive | $			$ 75,000
Contract exchange rate	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Contract Interest rate Receive	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 31 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank
Contract Amount Pay	₩ 81,188
Contract Amount Receive | $			$ 75,000
Contract exchange rate	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Contract Interest rate Receive	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 32 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank
Contract Amount Pay	₩ 81,188
Contract Amount Receive | $			$ 75,000
Contract exchange rate	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50	1,082.50
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Contract Interest rate Receive	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%
Designated as Hedging Instrument [Member] | Currency swap contracts 33 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale
Contract Amount Pay	₩ 106,190
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 34 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas
Contract Amount Pay	₩ 53,095
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 35 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 53,095
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90	1,061.90
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 36 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 106,030
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 37 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas
Contract Amount Pay	₩ 53,015
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 38 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 31,809
Contract Amount Receive | $			$ 30,000
Contract exchange rate	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 39 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale
Contract Amount Pay	₩ 21,206
Contract Amount Receive | $			$ 20,000
Contract exchange rate	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%	3.48%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 40 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 53,015
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 41 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 53,015
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30	1,060.30
Derivative, Term of Contract	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018	2013~2018
Contract Interest rate Pay	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 42 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 110,680
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 43 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 44 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 45 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 46 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 47 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 48 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 49 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 50 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 55,340
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80	1,106.80
Derivative, Term of Contract	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020	2014~2020
Contract Interest rate Pay	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument [Member] | Currency swap contracts 51 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract Amount Pay	₩ 226,600
Contract Amount Receive | $			$ 200,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 52 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 113,300
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 53 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 113,300
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 54 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 56,650
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument [Member] | Currency swap contracts 55 [Member]
Disclosure of Derivative Currency swap contract detail list [Line Items]
Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 56,650
Contract Amount Receive | $			$ 50,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%